Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Detailed Information about Trade And Other Payables [Abstract]
Disclosure of detailed information about trade and other payables

	December 31, 2020	December 31, 2019
Trade payables	32,437	18,725
Payables to third-party sellers on the marketplace platform	9,437	1,912
Payables under the reverse factoring program	223	—
Payroll payables, including related taxes	372	299
Other payables	154	306

Total	42,623	21,242

Current	42,545	21,242
Non-current	78	—